Organization and Principal Activities - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
VIE
Variable Interest Entity [Line Items]
Net liabilities	¥ 20,756	$ 3,019	¥ 18,874